Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment
December 31
	2016	2017
	US$	US$
Cost:
Land	9,309	9,309
Buildings	29,232	30,288
Machinery and equipment	18,122	21,665
Furniture and fixtures	6,760	7,746
Leasehold and buildings improvement	4,911	5,497
Software	22,745	24,864

Total	91,079	99,369

Accumulated depreciation:
Buildings	2,708	3,472
Machinery and equipment	14,032	15,665
Furniture and fixtures	4,207	5,212
Leasehold and buildings improvement	3,591	4,213
Software	19,130	19,874

	43,668	48,436
Prepayment and construction in progress	481	437

	47,892	51,370